FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS
Carrying value	$ 3,467.3	$ 3,427.8
Term Loan due 2023
FINANCIAL INSTRUMENTS
Fair Value	1,985.7	1,796.2
Carrying value	1,990.7	1,973.8
9.250% Senior notes due 2024
FINANCIAL INSTRUMENTS
Fair Value	780.0	686.8
Carrying value	726.4	722.9
12.00%/13.00% PIK notes due 2022
FINANCIAL INSTRUMENTS
Fair Value	507.3	462.0
Carrying value	490.1	485.0
10.00% notes due 2024
FINANCIAL INSTRUMENTS
Fair Value	122.0
Carrying value	114.8
ABL Revolving Credit Facility
FINANCIAL INSTRUMENTS
Fair Value	145.2	245.1
Carrying value	$ 145.2	$ 245.1